Condensed Financial Information of the Parent Company Only - Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income
Interest and dividends received from subsidiaries	$ 64,454	$ 62,985	$ 63,970
Expenses
Interest on subordinated notes	1,227	1,527	2,376
Other	4,100	4,307	3,320
Income tax benefit	(5,697)	(3,183)	(3,823)
Net income	22,517	14,293	16,114
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries	8,512	4,946	8,071
Total income	8,512	4,946	8,071
Expenses
Interest on subordinated notes	1,227	1,527	2,376
Other	2,796	2,692	2,461
Total expenses	4,023	4,219	4,837
Income before income tax benefit and equity in undistributed income of subsidiaries	4,489	727	3,234
Income tax benefit	837	876	1,001
Equity in undistributed income of subsidiaries	17,191	12,690	11,879
Net income	$ 22,517	$ 14,293	$ 16,114